Note 8 - Patents and Licenses - Components of Patents and Licenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, patents and licenses		$ 466,714	$ 456,250
Balance, patents and licenses		452,384	466,714	$ 456,250
Balance, patents and licenses		466,714	456,250	456,250
Gross carrying amount [member]
Statement Line Items [Line Items]
Disposals, intangible assets	[1]	(186,131)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Disposals, intangible assets	[1]	(97,722)
Amortization, patents and licenses			37,228	37,228
Patents and licenses [member]
Statement Line Items [Line Items]
Balance, patents and licenses		466,714	456,250
Effect of changes in foreign exchange rates, intangible assets			(352)
Balance, patents and licenses		452,384	466,714	456,250
Balance, patents and licenses		452,384	466,714	456,250
Patents and licenses [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, patents and licenses		737,686	670,430	609,887
Additions, intangible assets		77,037	67,608	60,543
Disposals, intangible assets	[2]	(29,696)
Balance, patents and licenses		785,027	737,686	670,430
Balance, patents and licenses		785,027	737,686	670,430
Patents and licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, patents and licenses		270,972	214,180	160,211
Balance, patents and licenses		332,643	270,972	214,180
Amortization, patents and licenses		61,671	56,792	53,969
Balance, patents and licenses		$ 332,643	$ 270,972	$ 214,180

[1]	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 23).
[2]	On November 8, 2019, the Company disposed of certain patents unrelated to the Company's technology on the sale of DenseLight.